Standards, Amendments and Interpretation Adopted in 2019 (Tables)	12 Months Ended
Dec. 31, 2019
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Details aboout IFRS 16 effect in Group financial statement
At the end of 2019, the Group’s companies with the most representative balances were GMP S.A. (S/24 million) and Graña y Montero S.A.A. (S/54 million).

Impact on liabilities	At December 31, 2019
Impact of implementation 2019	97,706
Adjustments on contract fees	4,039

Addition of liabilities for right-of-use	101,745
Accrued interest	5,617
Amortization	(20,326)
Interest paid	(5,368)
Foreign currency translation effect	(11)
Exchange difference	(1,441)

Impact on liabilities	80,216

Short-term liabilities for right-of-use	18,246
Long-term liabilities for right-of-use	61,970

Impact on liabilities (Note 18)	80,216

Summary of lease liabilities
At December 31, 2019, the effect of IFRS 16 in the Group’s financial statements is detailed as follows:

Impact on assets	At December 31, 2019
Right-of-use
Right-of-use buildings	59,599
Right-of-use vehicles	20,211
Right-of-use machinery	17,896

Impact of implementation 2019	97,706
Adjustments on contract fees	4,039

Total right-of-use assets	101,745

Cumulative depreciation	(22,958)
Foreign currency translation effect	26

Impact on assets (Note 16.2)	78,813